Equity Plans - (Tables)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Intrinsic Value [Table Text Block]
A summary of activity related to stock option is summarized as below (in thousands, except for share and per share data):

	Number of Options	Weighted-Average Exercise Price	Weighted-average contractual life (in years)	Aggregate Intrinsic value
Outstanding—December 31, 2021	11,468,275	$0.36	8.1	$46,839
Granted	—
Exercised	(1,353,145)	$0.27		7,104
Forfeited and expired	(632,419)	$0.27

Outstanding—June 30, 2022	9,482,711	$0.35	7.7	$31,454

Exercisable—June 30, 2022	5,874,426	$0.39	7.7	$19,258

Schedule Of Employee Service Share Based Compensation Allocation Of Recognized Period Costs
The table below summarizes the total stock compensation expenses for the three and six months ended June 30, 2022 and 2021 (in thousands):

	3 Months Ended June 30,	6 Months Ended June 30,
	2022	2022
Research and development	$2,209	$4,598
Sales and marketing expenses	256	697
General and administrative expenses	8,576	17,227

Total Stock Compensation Expenses	$11,041	$22,522

	3 Months Ended June 30,	6 Months Ended June 30,
	2021	2021
Research and development	$299	$638
Sales and marketing expenses	29	61
General and administrative expenses	193	419

Total Stock Compensation Expenses	$521	$1,118

Schedule Of Share Based Payment Award Stock Options Valuation Assumptions
The Company did not grant any stock option awards during the six months ended June 30, 2022. The range of assumptions used in the Black-Scholes option-pricing model for options issued to employees during the six months ended June 30, 2021, are as follows:

June 30,
2021
Expected volatility	46.8%
Weighted-average risk-free interest rate	1.07%
Expected dividend yield	0%
Expected term (in years)	6.1 years
Exercise price	$0.21

Schedule of Activity Related to Restricted Stock Units
A summary of activity related to RSUs is summarized as
below:

	RSUs	Weighted Average Fair Value Per Share
Balance at December 31, 2021	5,388,455
Granted	9,885,413	$4.89
Vested	(2,630,699)
Forfeited	(792,643)

Balance at June 30, 2022	11,850,526

Rigetti Holdings Inc [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Intrinsic Value [Table Text Block]
A
 summary of activity related stock option grants to employees under the Plan as of December 31, 2021 and January 31, 2021, and changes during the years then ended is as follows:

	Number of Options	Weighted-Average Exercise Price	Average Remaining Contractual Term (In Years)
Outstanding - January 31, 2021	13,385,716	$0.34	9.0
Granted	49,187	$0.27
Exercised	(1,404,966)	$0.27
Forfeited	(561,662)	$0.27

Outstanding - December 31, 2021	11,468,275	$0.36	8.1

Exercisable - December 31, 2021	6,136,458	$0.39	7.9

Schedule Of Employee Service Share Based Compensation Allocation Of Recognized Period Costs
Stock-Based Compensation Expense
—Stock-based compensation for the eleven months ended December 31, 2021 and year ended January 31, 2021, was as follows:

	11 Months Ended December 31,	Year Ended January 31,
	2021	2021
Research and development	$975,136	$894,141
Selling, general, and administrative expenses	790,235	1,697,897

Total Stock-Based Compensation Expense	$1,765,371	$2,592,038

Schedule Of Share Based Payment Award Stock Options Valuation Assumptions
The range of assumptions used in the Black-Scholes option-pricing model for options issued to employees during the 11 months ended December 31, 2021 and year ended January 31, 2021, are as follows:

	December 31,	January 31,
	2021	2021
Expected volatility	46.8%	41.2% - 43.1%
Weighted-average risk-free interest rate	1.07%	0.3% - 0.6%
Expected dividend yield	0%	0%
Expected term (in years)	6.1 years	5.0 - 6.3 years
Exercise price	$0.27	$0.27